Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Schedule of Other Current Assets

(In thousands)	2021	2020
Prepaid expenses	$4,347	$543
Leased facility security deposit	—	232
Capitalized commission cost, net	2,956	510
Other	100	80
Total prepaid expenses and other current assets	$7,403	$1,365